Non-Controlling Interest (Details) - USD ($)	Dec. 31, 2023	Feb. 01, 2023	Dec. 31, 2022	Feb. 25, 2022	Dec. 31, 2021	Dec. 30, 2021	Jan. 02, 2021
Non-Controlling Interest [Line Items]
Share issued (in Shares)		122		119		0.001	117
Total deficit value (in Dollars)	$ 67,766		$ 52,024		$ 34,130
Mios Pharmaceuticals Limited [Member]
Non-Controlling Interest [Line Items]
Ownership interest percentage	97.93%
Total deficit value (in Dollars)					$ 27,293
Scipio Life Sciences Limited [Member]
Non-Controlling Interest [Line Items]
Ownership interest percentage	97.93%
Aptorum Medical Limited [Member] | Maximum [Member]
Non-Controlling Interest [Line Items]
Equity interest percentage							93.00%
Aptorum Medical Limited [Member] | Minimum [Member]
Non-Controlling Interest [Line Items]
Equity interest percentage							92.00%
Clark Cheng [Member] | Maximum [Member]
Non-Controlling Interest [Line Items]
Equity interest percentage		91.00%		92.00%
Clark Cheng [Member] | Minimum [Member]
Non-Controlling Interest [Line Items]
Equity interest percentage		90.00%		91.00%
Group’s subsidiaries [Member] | Mios Pharmaceuticals Limited [Member]
Non-Controlling Interest [Line Items]
Voting power	36.17%
Group’s subsidiaries [Member] | Scipio Life Sciences Limited [Member]
Non-Controlling Interest [Line Items]
Voting power	35.06%